ANGEL OAK MORTGAGE TRUST 2020-1 ABS-15G

Exhibit 99.7

Client Name:	Angel Oak
Client Project Name:	AOMT 2020-1
Start - End Dates:	3/29/2019 - 4/1/2019
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

2 - Total Active Conditions
2 - Non-Material Conditions
	2 - Credit Review Scope
		2 - Category: Income/Employment
3 - Total Satisfied Conditions

	3 - Property Valuations Review Scope
		3 - Category: Appraisal
0 - Total Waived Conditions

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